Pear Tree PanAgora Dynamic Emerging Markets Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Emerging Markets Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree PanAgora Dynamic Emerging Markets Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.51%	0.52%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.76%	1.52%
[1]	Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investment in shares of other investment funds.

Example

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Emerging Markets Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree PanAgora Dynamic Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	179	555	956	2,076
Institutional Shares	155	481	830	1,816

Portfolio Turnover

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Funds performance.  During the most recent fiscal year, Emerging Markets Funds portfolio turnover rate was 56 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index.

Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region.  Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Funds assets, its sub-adviser employs its proprietary alpha modeling technology, that is, a model that seeks to make more money than a passive strategy of investing in the market generally.  The models approach combines firm-specific, sector-specific and region-specific information in a quantitative framework to derive custom-tailored alpha models for a broad universe of global securities.  For Emerging Markets Fund, the sub-adviser has tailored the model for a portfolio focused on emerging markets securities.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Emerging Markets Fund also may lend its securities.  Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Emerging Markets Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Emerging Markets Fund.  An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments.

Foreign Investing.  Emerging Market Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of issuers in emerging market countries.  Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk.  Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Emerging Markets Funds investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Non-Diversification.  Emerging Markets Fund is non-diversified, which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Emerging Markets Fund.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Emerging Markets Funds investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Funds performance over time. The tables also compare Emerging Markets Funds performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of 6/30/2012 is 5.75%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Pear Tree PanAgora Dynamic Emerging Markets Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	(18.00%)	(0.15%)	14.12%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	(17.96%)	(0.38%)	13.76%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	(10.98%)	(0.03%)	12.79%
Institutional Shares	Before Taxes	(17.83%)	0.11%	14.51%
MSCI EM Index	MSCI EM Index	(18.17%)	2.71%	14.20%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.